NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Notes and Loans Payable (USD $)	Sep. 30, 2012	Mar. 23, 2012	Feb. 14, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Promissory Note Payable	$ 744,663			$ 387,661	$ 125,000
Less: Unamortized Discount	(200,278)	0.45	0.45	(307,126)	(91,818)
	544,385			80,535	33,182
JMJ Financial Inc [Member]
Convertible Promissory Note Payable	191,663			207,161
Asher Enterprises Inc [Member] | Due April 26, 2012 [Member]
Convertible Promissory Note Payable				40,000
Asher Enterprises Inc [Member] | Due June 1, 2012 [Member]
Convertible Promissory Note Payable				45,000
Asher Enterprises Inc [Member] | Due August 7, 2012 [Member]
Convertible Promissory Note Payable				42,500
Asher Enterprises Inc [Member] | Due September 19, 2012 [Member]
Convertible Promissory Note Payable				53,000
Asher Enterprises Inc [Member] | Due February 15, 2013 [Member]
Convertible Promissory Note Payable	53,000
Asher Enterprises Inc [Member] | Due March 21, 2013 [Member]
Convertible Promissory Note Payable	42,500
Asher Enterprises Inc [Member] | Due May 10, 2013 [Member]
Convertible Promissory Note Payable	42,500
Tca Global Credit Master Fund Lp [Member]
Convertible Promissory Note Payable	175,000
Individual Investors [Member]
Convertible Promissory Note Payable	$ 240,000